Submission	Jul. 25, 2025
Submission [Line Items]
Central Index Key	0001017413
Registrant Name	CANADIAN NATURAL RESOURCES LTD
Form Type	F-10
Submission Type	F-10
Fee Exhibit Type	EX-FILING FEES